WARRANTS	12 Months Ended
Sep. 30, 2018
DUE TO RELATED PARTIES
NOTE 12. WARRANTS

For detachable warrants issued with notes payable during the years ended September 30, 2018, 2017 and 2016, the Company determined the estimated value of the warrants using Black-Scholes pricing model with the following assumptions. The warrants were fully vested upon issuance, stock price at valuation of $0.20-$0.40, expected term of 2-3 years, exercise price of $0.25- $0.30, risk free interest rate of 0.52-1.56 percent, a dividend yield of 0 percent and volatility of 118-465 percent. According to ASC 470-20, the proceeds from the issuance of debt with detachable stock warrants were allocated between the debt and warrants based on their relative fair market values. The relative fair value of warrants as of September 30, 2018 and 2017 were $159,237 and $138,631, respectively.

During the year ended September 30, 2016, the Company issued promissory notes in aggregate of $387,125. 1,935,625 warrants were issued with the notes with exercise price of $0.28 to $0.30 per share and a term of 3 years. The relative fair value of the warrants of $233,125 was recognized as a debt discount which is being amortized over the term of the note.

During the year ended September 30, 2017, the Company issued promissory notes in aggregate of $248,333. 1,241,665 warrants were issued with notes with exercise price $0.30 per share and a term of 3 years. The relative fair value of the warrants of $138,631 was recognized as a debt discount which is being amortized over the term of the note.

During the year ended September 30, 2018, the Company issued promissory notes in aggregate of $344,568. 1,722,840 warrants were issued with notes with exercise price $0.30 per share and a term of 3 years. The relative fair value of the warrants of $159,237 was recognized as a debt discount which is being amortized over the term of the note.

Below is a table summarizing the warrants issued and outstanding as of September 30, 2018 and 2017:-

	Number Outstanding	Average Exercise Price
Outstanding as of September 30, 2016	3,410,280	$0.28
Granted	1,241,665	$0.30
Exercised	-	$-
Expired	(100,000)	$(0.25)
Outstanding as of September 30, 2017	4,551,945	$0.29
Granted	1,722,840	$0.25
Exercised	-	$-
Expired	(1,374,655)	$(0.26)
Cancelled	(4,900,130)	$(0.28)
Outstanding as of September 30, 2018	-	$-

As of September 30, 2018 and 2017, the intrinsic values of the outstanding warrants were $0 and $0 respectively. There were no warrants exercised during the years ended September 30, 2018, 2017 and 2016.